Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Netting recognized on the balance sheet
Gross liabilities before netting	$ 260.6	$ 297.8
Netting with gross assets	(105.0)	(97.5)
Net liabilities recognized on the balance sheet	155.6	200.3
Netting potential not recognized on the balance sheet
Financial assets	(106.0)	(139.2)
Collateral pledged	(27.5)	(35.5)
Liabilities after consideration of netting potential	22.1	25.6
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	33.1	34.8
Total liabilities
Total liabilities after consideration of netting potential	55.2	60.4
Total liabilities recognized on the balance sheet	188.7	235.1
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	16.9	18.2
Netting with gross assets	(12.8)	(13.3)
Net liabilities recognized on the balance sheet	4.1	4.9
Netting potential not recognized on the balance sheet
Financial assets	(1.8)	(1.6)
Collateral pledged	(2.3)	(3.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.4
Total liabilities
Total liabilities after consideration of netting potential	1.4	1.4
Total liabilities recognized on the balance sheet	5.5	6.3
Derivative financial instruments - liabilities
Netting recognized on the balance sheet
Gross liabilities before netting	118.4	157.1
Netting with gross assets	(3.6)	(5.0)
Net liabilities recognized on the balance sheet	114.9	152.1
Netting potential not recognized on the balance sheet
Financial assets	(88.9)	(117.2)
Collateral pledged	(18.1)	(23.9)
Liabilities after consideration of netting potential	7.9	10.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	6.4	9.0
Total liabilities
Total liabilities after consideration of netting potential	14.3	19.9
Total liabilities recognized on the balance sheet	121.3	161.1
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	30.4	35.6
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	30.4	35.6
Netting potential not recognized on the balance sheet
Financial assets	(13.1)	(19.6)
Collateral pledged	(3.3)	(2.1)
Liabilities after consideration of netting potential	14.0	13.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.7
Total liabilities
Total liabilities after consideration of netting potential	15.4	15.7
Total liabilities recognized on the balance sheet	31.8	37.3
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	94.8	87.0
Netting with gross assets	(88.6)	(79.2)
Net liabilities recognized on the balance sheet	6.2	7.8
Netting potential not recognized on the balance sheet
Financial assets	(2.2)	(0.8)
Collateral pledged	(3.8)	(6.3)
Liabilities after consideration of netting potential	0.2	0.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	23.9	22.6
Total liabilities
Total liabilities after consideration of netting potential	24.1	23.3
Total liabilities recognized on the balance sheet	30.1	30.4
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	94.6	86.2
Netting with gross assets	(88.6)	(79.2)
Net liabilities recognized on the balance sheet	6.0	7.0
Netting potential not recognized on the balance sheet
Financial assets	(2.2)	(0.8)
Collateral pledged	(3.8)	(6.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.4	0.3
Total liabilities
Total liabilities after consideration of netting potential	0.4	0.3
Total liabilities recognized on the balance sheet	6.4	7.3
UBS AG
Netting recognized on the balance sheet
Gross liabilities before netting	260.6	297.8
Netting with gross assets	(105.0)	(97.5)
Net liabilities recognized on the balance sheet	155.6	200.3
Netting potential not recognized on the balance sheet
Financial assets	(106.0)	(139.2)
Collateral pledged	(27.5)	(35.5)
Liabilities after consideration of netting potential	22.1	25.6
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	35.5	36.2
Total liabilities
Total liabilities after consideration of netting potential	57.6	61.7
Total liabilities recognized on the balance sheet	191.1	236.5
UBS AG | Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	16.9	18.2
Netting with gross assets	(12.8)	(13.3)
Net liabilities recognized on the balance sheet	4.1	4.9
Netting potential not recognized on the balance sheet
Financial assets	(1.8)	(1.6)
Collateral pledged	(2.3)	(3.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.4
Total liabilities
Total liabilities after consideration of netting potential	1.4	1.4
Total liabilities recognized on the balance sheet	5.5	6.3
UBS AG | Derivative financial instruments - liabilities
Netting recognized on the balance sheet
Gross liabilities before netting	118.4	157.1
Netting with gross assets	(3.6)	(5.0)
Net liabilities recognized on the balance sheet	114.9	152.1
Netting potential not recognized on the balance sheet
Financial assets	(88.9)	(117.2)
Collateral pledged	(18.1)	(23.9)
Liabilities after consideration of netting potential	7.9	10.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	6.4	9.0
Total liabilities
Total liabilities after consideration of netting potential	14.3	19.9
Total liabilities recognized on the balance sheet	121.3	161.1
UBS AG | Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	30.4	35.6
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	30.4	35.6
Netting potential not recognized on the balance sheet
Financial assets	(13.1)	(19.6)
Collateral pledged	(3.3)	(2.1)
Liabilities after consideration of netting potential	14.0	13.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.7
Total liabilities
Total liabilities after consideration of netting potential	15.4	15.7
Total liabilities recognized on the balance sheet	31.8	37.3
UBS AG | Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	94.8	87.0
Netting with gross assets	(88.6)	(79.2)
Net liabilities recognized on the balance sheet	6.2	7.8
Netting potential not recognized on the balance sheet
Financial assets	(2.2)	(0.8)
Collateral pledged	(3.8)	(6.3)
Liabilities after consideration of netting potential	0.2	0.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	26.3	24.0
Total liabilities
Total liabilities after consideration of netting potential	26.5	24.7
Total liabilities recognized on the balance sheet	32.4	31.8
UBS AG | of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	94.6	86.2
Netting with gross assets	(88.6)	(79.2)
Net liabilities recognized on the balance sheet	6.0	7.0
Netting potential not recognized on the balance sheet
Financial assets	(2.2)	(0.8)
Collateral pledged	(3.8)	(6.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.4	0.3
Total liabilities
Total liabilities after consideration of netting potential	0.4	0.3
Total liabilities recognized on the balance sheet	$ 6.4	$ 7.3